November 13, 2015

The Dreyfus Family of Funds
(Other than Money Market Funds)

Supplement to Summary and Statutory Prospectus

The following information supplements the information contained in the section of the applicable fund's prospectus entitled "Fund Summary – Purchase and Sale of Fund Shares":

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

The following information supersedes the information contained in the section of the applicable fund's prospectus entitled "Fund Summary – Tax Information":

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

*********

The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – Sales Charge Reductions and Waivers":

Class A shares of certain funds (as disclosed in the applicable fund's prospectus) currently are offered at net asset value without a sales load to the following shareholders:

  investors who have continuously owned Class A shares of such fund since before the fund imposed a sales load; and/or participants in certain health savings account programs.

Effective February 1, 2016, to qualify for the sales load waivers noted above, such shareholders must purchase Class A shares of such fund directly through the fund's distributor and such purchase must be for fund accounts maintained with the distributor and, with respect to participants in such health savings account programs, the health savings account program must maintain a fund account with the fund's distributor since on or before January 31, 2016.

****

Class A shares offered by certain funds (as disclosed in the applicable fund's prospectus) may be purchased at net asset value without payment of a sales charge by the following entities:

  Retirement Plans, provided that such Class A shares are purchased through a financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan and has entered into an agreement with the fund's distributor relating to such services, or are purchased directly through the fund's distributor.
  Shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from Retirement Plans, provided that the rollover (except in the case of a rollover from a Dreyfus-sponsored Retirement Plan) is processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing rollovers.  Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

****

The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – Class Z Shares":

Class Z shares of certain funds (as disclosed in the applicable fund's prospectus) generally are not available for new accounts and are offered to the following shareholders:

•         shareholders who received Class Z shares of the fund in exchange for their shares of another fund as a result of the reorganization of such other fund; and/or

•         shareholders who have continuously owned shares of the fund since the date of the implementation of the fund's multiple class distribution structure.

Effective February 1, 2016, to be eligible to purchase Class Z shares, such shareholders must purchase Class Z shares of such fund directly through the fund's distributor and such purchase must be for fund accounts maintained with the distributor.  See the SAI for more information regarding shareholders eligible to purchase Class Z shares.

****

The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – CDSC Waivers":

The CDSC on Class A and C shares offered by certain funds (as disclosed in the applicable fund's prospectus) may be waived in the following cases:

  redemptions due to receiving applicable required minimum distributions from IRA accounts (other than Roth IRAs or Coverdell Education Savings Accounts) upon reaching age 70½.

•         redemptions by Retirement Plans, provided that the shares being redeemed were purchased through a financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan and has entered into an agreement with the fund's distributor relating to such services, or were purchased directly through the fund's distributor.

The CDSC also will be waived in connection with redemptions by Retirement Plans of fund shares purchased on or before January 31, 2016.

****

DRY-EQBD-STK1115

The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Buying and Selling Shares – How to Buy Shares":

The minimum initial and subsequent investment (except as set forth below) is $1,000 and $100, respectively.  For Class Y shares, the minimum initial investment generally is $1,000,000, with no minimum subsequent investment.  The minimum initial investment for Dreyfus-sponsored Retirement Plans or Dreyfus-sponsored IRAs (other than Coverdell Education Savings Accounts) is $750, with no minimum subsequent investment.  The minimum initial investment for Dreyfus-sponsored Coverdell Education Savings Accounts is $500, with no minimum subsequent investment.  Subsequent investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum.  All investments must be in U.S. dollars.  Third-party checks, cash, travelers' checks or money orders will not be accepted.  You may be charged a fee for any check that does not clear.

****

The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – General Policies – Small Account Policies":

Certain funds (as disclosed in the applicable fund's prospectus) may charge regular accounts with balances below $2,000 an annual fee of $12.

No small account fee will be charged:  any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Retirement Plan accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

****

Effective February 1, 2016, the following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Services for Fund Investors":

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  However, if you hold fund shares through financial intermediary brokerage platforms, you may invest automatically your dividends and distributions from the fund only in shares of the same class of another fund in the Dreyfus Family of Funds.  Shares held through a Dreyfus-sponsored Coverdell Education Savings Account are not eligible for this privilege.

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

Fund Exchanges – Generally, you can exchange shares worth $500 or more (no minimum for Dreyfus-sponsored Retirement Plans and Dreyfus-sponsored IRAs) into shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

DRY-EQBD-STK1115

Retirement Plans and IRAs – Dreyfus offers a variety of Retirement Plans and IRAs (including traditional and Roth IRAs and Coverdell Education Savings Accounts).  Here's where you call for information:

•       For traditional, rollover and Roth IRAs and Coverdell Education Savings Accounts, call 1-800-DREYFUS

•       For SEP-IRAs, SARSEPs, SIMPLE IRAs and Retirement Plan accounts, call 1-800-358-0910

*********

DRY-EQBD-STK1115

November 13, 2015

The Dreyfus Family of Funds
(Other than Money Market Funds)

Supplement to Current Statement of Additional Information

The following information supplements and supersedes any contrary information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "How to Buy Shares" in Part II of the SAI and "Additional Information About How to Buy Shares" in Part III of the SAI:

*********

Class A shares of certain funds (as disclosed in the applicable fund's SAI) currently are offered at net asset value without a sales load to the following shareholders:

  investors who have continuously owned Class A shares of such fund since before the fund imposed a sales load;
  shareholders who received Class A shares of the fund in exchange for their shares of another fund as a result of the reorganization of such other fund; and/or participants in certain health savings account programs.

In addition, Class A shares of certain funds (as disclosed in the applicable fund's SAI) currently are offered at reduced sales loads to shareholders who beneficially owned Class A shares of the fund or who had received Class A shares of the fund in exchange for their Class T shares of such fund on the dates indicated in the applicable fund's SAI.

Effective February 1, 2016, to qualify for the sales load waivers or reductions noted above, such shareholders must purchase Class A shares of such fund directly through the Distributor and such purchase must be for fund accounts maintained with the Distributor and, with respect to participants in such health savings account programs, the health savings account program must maintain a fund account with the Distributor since on or before January 31, 2016.

*********

Class Z shares of certain funds (as disclosed in the applicable fund's SAI) generally are not available for new accounts and are offered to the following shareholders:

•         shareholders who received Class Z shares of the fund in exchange for their shares of another fund as a result of the reorganization of such other fund; and/or

•         shareholders who have continuously owned shares of the fund since the date of the implementation of the fund's multiple class distribution structure.

Effective February 1, 2016, to be eligible to purchase Class Z shares, such shareholders must purchase Class Z shares of such fund directly through the Distributor and such purchase must be for fund accounts maintained with the Distributor.

*********

Effective February 1, 2016, charitable organizations investing $50,000 or more in fund shares and charitable remainder trusts (each as defined in Section 501(c)(3) of the Internal Revenue Code) must purchase Class A shares of a fund directly through the Distributor and such purchase must be for fund accounts maintained with the Distributor to qualify for the sales load waiver disclosed in the fund's SAI.

*********

Effective February 1, 2016, Class A shares of Dynamic Total Return Fund will no longer be offered at net asset value without a sales load to full-time employees of financial advisory consulting firms that review, analyze, evaluate and/or recommend investment products, including Dynamic Total Return Fund, for which Mellon Capital provides investment advice.

*********

Service Agents purchasing fund shares on behalf of their clients determine the share classes available for their clients.  Accordingly, the availability of shares of a particular class will depend on the policies, procedures and trading platforms of your Service Agent.  Please consult your Service Agent.

*********

The following information supplements and supersedes any contrary information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "Additional Information About How to Redeem Shares" in Part III of the SAI:

*********

Waiver of CDSC.  The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by Retirement Plans, provided that the shares being redeemed were purchased through a financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan and has entered into an agreement with the Distributor relating to such services, or were purchased directly through the Distributor, (c) redemptions as a result of a combination of any investment company with the fund by merger, acquisition of assets or otherwise, (d) redemptions due to receiving applicable required minimum distributions from IRA accounts (other than Roth IRAs or Coverdell Education Savings Accounts) upon reaching age 70½ and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described under "Additional Information About Shareholder Services—Automatic Withdrawal Plan" in Part III of this SAI.  The CDSC also will be waived in connection with redemptions by Retirement Plans of fund shares purchased on or before January 31, 2016.  If a fund's board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately.  Any fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the fund's prospectus or this SAI at the time of the purchase of such shares.

*********

Effective February 1, 2016, the following information supplements and supersedes any contrary information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "Additional Information About Shareholder Services" in Part III of the SAI:

*********

Fund Exchanges.  Except as may be otherwise described in "Shareholder Services" in Part II of this SAI, you or clients of certain Service Agents may purchase, in exchange for shares of a fund, shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

EQBD-SAISTK-1115

*********

Dreyfus Auto-Exchange Privilege.  Dreyfus Auto-Exchange Privilege, which is available for existing accounts only, permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a fund, shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds of which you are a shareholder.  However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

*********

Dreyfus Dividend Sweep.  Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  However, if you hold fund shares through financial intermediary brokerage platforms, you may invest automatically your dividends or dividends and capital gain distributions, if any, from a fund only in shares of the same class of another fund in the Dreyfus Family of Funds.  Shares held through a Dreyfus-sponsored Coverdell Education Savings Account are not eligible for this privilege.  Identically registered existing IRA accounts (other than Dreyfus-sponsored Coverdell Education Savings Accounts) are eligible for this privilege.

*********

The following information supersedes the information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "Additional Information About Shareholder Services – Corporate Pension/Profit Sharing and Retirement Plans" in Part III of the SAI:

Retirement Plans and IRAs

If you wish to purchase fund shares in conjunction with a Dreyfus-sponsored Retirement Plan or Dreyfus-sponsored IRA, you may request from the Distributor forms for adoption of such plans.  Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian.  Such purchases will be effective when payments received by the Transfer Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

The entity acting as custodian for Dreyfus-sponsored Retirement Plans or Dreyfus-sponsored IRAs may charge a fee, payment of which could require the liquidation of shares.  All fees charged are described in the appropriate form.  You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax advisor.

*********

EQBD-SAISTK-1115

The following information supplements and supersedes any contrary information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "Glossary" in Part III of the SAI:

*********

Term	Meaning

Dreyfus-sponsored	An IRA or Retirement Plan sponsored by Dreyfus or its affiliates, including MBSC Securities Corporation

IRAs

Individual retirement accounts (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs))

Purchaser

An individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a Retirement Plan) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to a Retirement Plan; or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense

Retirement Plans

Qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but not including IRAs

EQBD-SAISTK-1115